Organization	12 Months Ended
Dec. 31, 2021
Organization
Organization

1. Organization

Burford Capital Limited (the “Company”) and its consolidated subsidiaries (collectively, the “Group”) provide legal finance products and services, comprising (i) core legal finance, (ii) complex strategies and (iii) post-settlement finance, and are engaged in asset management business.

The Company was incorporated as a company limited by shares under the Guernsey Companies Law on September 11, 2009. The Company has a single class of ordinary shares, which commenced trading on AIM in October 2009 and on the NYSE in October 2020, in each case, under the symbol “BUR”. The Company’s subsidiaries have issued bonds traded on the Main Market of the London Stock Exchange.